Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (in years)	5 years
Gross Carrying Amount	$ 25,511,372	$ 3,877,360
Accumulated Amortization	2,248,944	666,055
Net Carrying Amount	$ 23,262,428	3,211,305
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (in years)	4 years 8 months 26 days
Gross Carrying Amount	$ 461,663	123,143
Accumulated Amortization	101,023	71,019
Net Carrying Amount	$ 360,640	52,124
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (in years)	12 years 5 months 1 day
Gross Carrying Amount	$ 500,448	500,448
Accumulated Amortization	86,019	52,656
Net Carrying Amount	$ 414,429	447,792
Brand [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (in years)	7 years 9 months 29 days
Gross Carrying Amount	$ 1,284,000	1,284,000
Accumulated Amortization	280,369	151,969
Net Carrying Amount	$ 1,003,631	1,132,031
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (in years)	4 years 8 months 4 days
Gross Carrying Amount	$ 20,894,389	1,969,769
Accumulated Amortization	1,618,906	390,411
Net Carrying Amount	$ 19,275,483	$ 1,579,358
Internal-use software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (in years)	4 years 2 months 4 days
Gross Carrying Amount	$ 2,004,684
Accumulated Amortization	116,854
Net Carrying Amount	$ 1,887,830
Assembled Workforce [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Lives (in years)	1 year 9 months
Gross Carrying Amount	$ 366,188
Accumulated Amortization	45,773
Net Carrying Amount	$ 320,415